SUBSEQUENT EVENTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jan. 02, 2015	Jan. 30, 2015
PAGCOR [Member]
Subsequent Event [Line Items]
Specific amount that Licensees must invest in Philippines Project as required by PAGCOR under the Provisional License	$ 1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Description of Proposed De-Listing notification of entity		On January 2, 2015, the Company submitted an application to the Hong Kong Stock Exchange for the voluntary withdrawal of the listing of its ordinary shares on the Main Board of Hong Kong Stock Exchange (the “Proposed De-Listing”). The Proposed De-Listing is expected to take effect at 4:00 p.m. on Friday, July 3, 2015, subject to fulfillment of the conditions of (a) the approval from the Company’s shareholders; (b) the approval from the Listing Committee of the Hong Kong Stock Exchange; and (c) the Company having given its shareholders at least three months’ notice of the Proposed De-Listing commencing on the shareholders’ approval date. As of the date of this report, condition (a) has been satisfied.
Effective date of Proposed De-listing of entity		Jul. 03, 2015
Subsequent Event [Member] | PAGCOR [Member]
Subsequent Event [Line Items]
Specific amount that Licensees must invest in Philippines Project as required by PAGCOR under the Provisional License			$ 1,000,000